Related Party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party transactions
Transactions and Balances Amount Due to Related Parties

Transactions with related parties and balances amount due to related parties were as follows:

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Transaction with related parties
Repayment of advances to related parties (i)	(10,593,662)	(5,214,261)	(3,232,578)
Proceeds of advances from related parties (i)	9,436,151	3,409,587	2,186,806
Proceeds of borrowings from related parties (ii)	6,000,000	10,000,000	11,000,000
Repayment of borrowings from related parties(ii)	(2,000,000)	(10,600,000)	(11,990,000)
Reimbursement to related parties	331,956	292,736	47,880
Product sales (iv)	—	264,824	2,115,290
Purchases (v)	—	6,560	268,009
Proceeds from sale of equity interests in subsidiaries (Note 3)	—	710,392	—
Sale consideration from sale of equity interests in a subsidiary offset with amounts due to related parties (Note 3)	—	652,401	—
Gain from sale of equity interests in subsidiaries to related parties recognized to additional paid-in capital (Note 3)	—	1,950,871	—

	As of December 31,
	2020	2021
	US$	US$
Balance amount with related parties
Payable due to related parties (i)	(708)	(125,164)
Borrowings and interests due to related parties (ii)	(9,400,000)	(8,410,000)
Accounts payable – related parties (iii)	(3,045)	(118,183)
(i)	The Group drew down interest free advances from Founders, members of Founders immediate families and special purpose vehicles controlled by the Founders and Shareholders during the periods presented. As of December 31, 2020 and 2021, payables due to these related parties amounted to US$ 708 and US$ 125,164, respectively.
(ii)	On September 18 and October 17, 2017, April 11, 2018 and November 12, 2019, the Group entered into loan agreements with a fully owned subsidiary of one of the investors of Class A-2 (Round B) preferred shares, who became Class A ordinary shareholder, Techlong International Investment Limited, after the Company’s IPO in November 2019, with the principle amount of US$ 1,500,000, US$ 1,500,000, US$ 3,000,000 and US$ 2,000,000 and interest rate of 6.00%, 6.00%, 6.00% and 8.00%, respectively, prior to 2020. Starting from 2020, interest rate for loans aforementioned were all 8% per annum. Such borrowings shall be repaid upon the lender’s request. In May 2020, the Group entered into supplementary loan agreements with a fully owned subsidiary of one of its Class A ordinary shareholders, pursuant to which the borrower agreed to, with respect to its existing loans to the Group with the principle amount of US$ 8,000,000, waive certain interests thereon and adjust the repayment schedule. In addition, Mr. Leo Zeng has agreed to enter into certain amended loan agreements with the shareholder in respect of 4,000,000 Class B ordinary shares to guarantee the Group’s payment obligations under the loan agreements. In February 2021, the Group entered into a supplementary loan agreement with Techlong International Investments Limited, extend to the Group an additional principal amount of US$1,000,000 to be due on May 31, 2021 with an annual interest rate of 8.0%. As of December 31, 2020 and 2021, payables due to the related party amounted to US$ 7,400,000 and US$ 6,410,000, respectively.